Cash and Cash Equivalents (Tables) (Bendon Limited)	12 Months Ended
Jan. 31, 2018
Bendon Limited [Member]
CashAndCashEquivalentLineItems [Line Items]
Schedule of Cash and Cash Equivalents
	31 January	31 January	30 June	30 June
	2018	2017	2016	2015
	NZ$000’s	NZ$000’s	NZ$000’s	NZ$000’s
Cash on hand	54	48	47	52
Cash at bank	10,685	2,596	4,146	1,194
	10,739	2,644	4,193	1,246